Revenue	12 Months Ended
Dec. 31, 2025
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Revenue	REVENUE
For the year ended December 31, 2025 revenue disaggregation is presented in accordance with the operating segments presentation in accordance with PEMEX's new organizational structure under the New Organic Statute (see Note 6):
A.    Revenue disaggregation

For the year ended December 31,	Exploration and Extraction		Industrial Processes	Energy Transformation	DPRLP	Trading Companies	Other Operating Subsidiary Companies	Total
Geographical market
2025
United States	Ps.	118,323,954	—	—	149,654,155	126,306,523	3,204,112	Ps.	397,488,744
Other	35,171,421		—	—	—	16,343,594	326,144	51,841,159
Europe	68,629,087		—	—	—	19,886,536	—	88,515,623
Local	105,453		523,367,352	74,651,572	—	371,389,220	21,156,603	990,670,200
Total	Ps.	222,229,915	523,367,352	74,651,572	149,654,155	533,925,873	24,686,859	Ps.	1,528,515,726
Major products and services
2025
Crude oil	Ps.	222,124,461	—	—	—	6,777,433	—	Ps.	228,901,894
Gas	87,568		—	68,308,015	4,491,570	32,564,481	—	105,451,634
Refined petroleum products	—		523,252,345	6,343,557	32,973,805	492,134,809	18,145	1,054,722,661
Other	—		—	—	112,188,780	900,767	23,649,017	136,738,564
Services	17,886		115,007	—	—	1,548,383	1,019,697	2,700,973
Total	Ps.	222,229,915	523,367,352	74,651,572	149,654,155	533,925,873	24,686,859	Ps.	1,528,515,726
Timing of revenue recognition
2025
Products transferred at a point in time	Ps.	222,212,029	523,252,345	47,709,611	149,654,155	532,377,490	23,667,162	Ps.	1,498,872,792

Products and services transferred over the time	17,886		115,007	26,941,961	—	1,548,383	1,019,697	29,642,934
Total	Ps.	222,229,915	523,367,352	74,651,572	149,654,155	533,925,873	24,686,859	Ps.	1,528,515,726

For the years ended December 31, 2024 and 2023, revenue disaggregation is presented in accordance with the operating segments presentation as they existed prior to the enactment of the Petróleos Mexicanos Law and the New Organic Statute (see Note 6).

For the year ended December 31,	Exploration and Production		Industrial Transformation	Logistics	DPRLP	Trading Companies	Corporate	Other Operating Subsidiary Companies	Total
Geographical market
2024
United States	Ps.	183,779,007	—	—	165,981,194	130,733,248	—	3,153,491	Ps.	483,646,940
Other	79,624,344		—	—	—	27,891,306	—	613,913	108,129,563
Europe	84,022,478		—	—	—	16,066,976	—	—	100,089,454
Local	151,831		629,650,342	414,098	—	334,041,565	1,045	16,548,068	980,806,949
Total	Ps.	347,577,660	629,650,342	414,098	165,981,194	508,733,095	1,045	20,315,472	Ps.	1,672,672,906
2023
United States	Ps.	296,391,618	—	—	173,219,736	134,750,470	—	2,266,722	Ps.	606,628,546
Other	79,526,182		—	—	—	12,068,575	—	174,843	91,769,600
Europe	63,582,520		—	—	—	5,571,102	—	—	69,153,622
Local	171,028		751,357,961	1,380,704	—	182,914,436	856	16,537,444	952,362,429
Incentive for automotive fuels	—		23,421	—	—	—	—	—	23,421
Total	Ps.	439,671,348	751,381,382	1,380,704	173,219,736	335,304,583	856	18,979,009	Ps.	1,719,937,618
Major products and services
2024
Crude oil	Ps.	347,425,829	—	—	—	15,128,953	—	—	Ps.	362,554,782
Gas	124,483		61,672,499	—	—	18,016,287	—	—	79,813,269
Refined petroleum products	—		551,608,555	—	41,058,106	349,553,104	—	—	942,219,765
Other	—		15,637,664	—	124,922,603	124,084,500	—	20,284,544	284,929,311
Services	27,348		731,624	414,098	485	1,950,251	1,045	30,928	3,155,779
Total	Ps.	347,577,660	629,650,342	414,098	165,981,194	508,733,095	1,045	20,315,472	Ps.	1,672,672,906
2023
Crude oil	Ps.	439,500,320	—	—	—	9,640,797	—	—	Ps.	449,141,117
Gas	140,303		63,518,907	—	4,170,270	31,402,341	—	—	99,231,821
Refined petroleum products	—		678,384,156	—	1,350,729	292,288,972	—	—	972,023,857
Incentive for automotive fuels(1)	—		23,421	—	—	—	—	—	23,421
Other	—		9,133,638	—	167,698,486	63,985	—	18,925,352	195,821,461
Services	30,725		321,260	1,380,704	251	1,908,488	856	53,657	3,695,941
Total	Ps.	439,671,348	751,381,382	1,380,704	173,219,736	335,304,583	856	18,979,009	Ps.	1,719,937,618
Timing of revenue recognition
2024
Products transferred at a point in time	Ps.	347,550,312	613,694,202	414,098	165,980,709	506,782,844	—	20,284,543	Ps.	1,654,706,708
Products and services transferred over the time	27,348		15,956,140	—	485	1,950,251	1,045	30,929	17,966,198
Total	Ps.	347,577,660	629,650,342	414,098	165,981,194	508,733,095	1,045	20,315,472	Ps.	1,672,672,906
2023
Products transferred at a point in time	Ps.	439,640,623	727,928,413	1,380,704	173,219,486	333,396,095	—	18,925,352	Ps.	1,694,490,673
Products and services transferred over the time	30,725		23,452,969	—	250	1,908,488	856	53,657	25,446,945
Total	Ps.	439,671,348	751,381,382	1,380,704	173,219,736	335,304,583	856	18,979,009	Ps.	1,719,937,618
(1)For more information on the incentive for automotive fuels, see Note 3-S and Note 7-E below.

Nature, performance obligations and timing of revenue recognition-
Revenue is measured based on the consideration specified in a contract with a customer. PEMEX recognizes revenue when it transfers control over a good or service to a customer.
The following table provides information about the nature and timing of the satisfaction of performance obligations in contracts with customers, including significant payment terms and the related revenue.

Products / services	Nature, performance obligations	Timing of revenue recognition
Crude oil sales
Export sales of crude oil are based on delivery terms established in contracts or orders. All sales are performed by the Free on Board International commercial term (“FOB” Incoterm).
Crude oil sale contracts consider possible customers’ claims due to product quality, volume or delays in boarding, which are estimated in the price of the transaction. For orders that have variations in price, revenue is adjusted on the closing date of each period. The subsequent variations in the fair value at the different reporting dates are recognized according to IFRS 9.
The price of the product is determined based on a market components formula and the sale of crude oil.

Revenue is recognized at a point in time when control of the crude oil has transferred to the customer, which occurs when the product is delivered at the point of shipping. Invoices are generated at that time and are mostly payable within the deadlines established in contracts or orders. Payments in respect of crude oil sold and delivered shall be made within 30 days after the date of the bill of lading therefor.
For international market crude oil sales, revenue is recognized with a provisional price, which undergoes subsequent adjustments until the product has arrived at the port of destination. There may be a period of up to two months in determining the final sale price, such as in the case of sales to some regions.
Revenue is measured initially estimating variables such as quality and volume claims, delays in boarding, etc.

Sale of petroleum products
For all petroleum products, there is only one performance obligation that includes transport and handling services to the point of delivery.
The price is determined based on the price at the point of delivery, adding the price of the services rendered (freight, handling of jet fuel, etc.) with the provisions and terms established by the Comisión Reguladora de Energía (Energy Regulatory Commission or “CRE”).

Revenue is recognized at a point in time when control is transferred to the customer, which occurs either at the point of shipping or when it is delivered at the customer’s facilities. Therefore, transportation fees can be included in the price of sale of the product and are considered part of a single performance obligation since transportation is rendered before control is transferred.
Revenue is initially measured by estimating variables such as quality and volume claims, etc. Invoices are usually payable within 30 days.

Products / services	Nature, performance obligations	Timing of revenue recognition
Sales of natural gas
There is only one performance obligation that includes transport and handling services to the point of delivery.
The transaction price is established at the time of sale, including the estimation of variable considerations such as capacity, penalties, extraordinary sales not included in contracts, adjustments for quality or volume claims, and incentives for the purchase of products; which are known days after the transaction. Such variable consideration is recognized to the extent that it is probable that it will not be reversed in a future period.

Revenue is recognized at a point in time when control is transferred to the customer, which occurs when it is delivered at the customer’s facilities. Therefore, transportation fees can be included in the price of sale of the product and are considered part of a single performance obligation since transportation is rendered before control is transferred.
Revenue initially is measured estimating variables as quality and volume claims, etc. Invoices are usually payable within 30 days.

Services
In cases where within the same service order there are transportation and storage services, there could exist more than one performance obligation, depending on the term of the service.

When there is a performance obligation, the price is not distributed, but if it is considered that there is more than one performance obligation, the price of the transaction is considered based on the prices established in the service orders and which also include penalties such as quality and volume claims.
Income is recognized over time as the service is rendered. Invoices are usually payable within 22 days.

Other products
There is only one performance obligation that includes transportation for delivery to destination.
The sale and delivery of the product are made at the same time and because they are FOB, transportation fees are included in the price of sale of the product.
The transaction price is established at the time of sale, including the estimation of variable considerations such as capacity, penalties, extraordinary sales not included in contracts, adjustments for quality or volume claims, and incentives for the purchase of products; which are known days after the transaction.
The price of the product is estimated on the date of sale and considers variables such as quality and volume claims, etc. Invoices are usually payable within 30 days.

B.    Accounts receivable in the statement of financial position

As of December 31, 2025 and 2024, PEMEX had accounts receivable derived from customer contracts in the amounts of Ps. 111,994,478 and Ps. 126,733,175, respectively (see Note 10). As of December 31, 2025 and 2024, customer advances of Ps. 16,048,150 and Ps. 26,494,706, respectively, are recognized under the item accounts and accrued expenses payable. Customer advances recognized in revenue for the years ended December 31, 2025 and 2024 were Ps. 5,351,248 and Ps. 6,199,067, respectively.
C.    Practical expedients
i.    Significant financial component, less than one year
PEMEX does not need to adjust the amount committed in consideration for goods and services to account for the effects of a significant financing component, since the transfer and the time of payment of a good or service committed to the customer is less than one year.
ii.    Practical expedient
PEMEX applied the practical expedient, so disclosure about remaining performance obligations that conclude in less than one year is not needed.
When PEMEX is entitled to consideration for an amount that directly corresponds to the value of the performance that PEMEX has completed, it may recognize an income from ordinary activities for the amount to which it has the right to invoice.
D.    Notable External Events
Armed conflict and related destabilization of world energy markets

The prices of oil and natural gas remain extremely volatile as a result of ongoing armed conflicts, including the military conflict involving Russia and Ukraine, the conflicts in Gaza and Lebanon and the war involving Iran, Israel, the United States of America and several other countries in the Middle East— as well as disruptions in strategic maritime transport routes, including the Red Sea and the Strait of Hormuz, which are critical corridors for global energy trade. PEMEX’s revenues and profitability are heavily dependent on the prices it receives from sales of oil, natural gas and refined products. Oil prices are particularly sensitive to actual and perceived threats to global political stability and to changes in production from OPEC and OPEC+ member states and other oil-producing nations. Destabilization of global oil and gas prices could reduce PEMEX’s sales and adversely affect its results and profitability. Oil and gas prices have, on average, decreased and may continue to decrease based on factors beyond PEMEX’s control, including geopolitical events.

During 2025, the price of the Mexican crude oil export mix decreased by U.S.$13.08 or 19.6%, from U.S.$66.7 per barrel in 2024 to U.S.$53.62 per barrel in 2025, which was reflected in the decrease in the value of our revenues.

During 2024, the price of the Mexican crude oil export mix decreased by U.S.$0.95 or 1.4%, from U.S.$67.65 per barrel in 2023 to U.S.$66.70 per barrel in 2024, which was reflected in the decrease in the value of PEMEX’s revenues.

E. The Automotive Incentive
On March 4, 2022, the Mexican Government published a decree in the Official Gazette of the Federation establishing a tax incentive pursuant to which PEMEX can recover the difference between the international reference price of gasoline and the price at which gasoline is traded in the domestic market, effective as of December 31, 2025. For the years ended December 31, 2025, 2024 and 2023, this complementary incentive amounted to Ps.0, Ps.0 and Ps.23,421, respectively, which is included as a separate line item in total sales in the Statement of Comprehensive Income (see Note 3-S).